NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Schedule of notes payable

	March 31,	December 31,
	2021	2020
2020 10% Notes	$4,260,000	$2,600,000
2019 15% Notes	—	200,000
Related party note payable	340,000	340,000
Unamortized debt discount	(1,029,965)	(251,456)
	3,570,035	2,888,544
Less: Current portion	—	—
Long-term portion	$3,570,035	$2,888,544

	December 31,	December 31,
	2020	2019
2020 10% Notes	$2,600,000	$—
2019 12% Notes	—	1,506,000
SBI Note	—	750,000
2019 15% Notes	200,000	200,000
Related party note payable	340,000	100,000
Unamortized debt discount	(251,456)	(225,649)
	2,888,544	2,330,351
Less: Current portion	—	(2,330,351)
Long-term portion	$2,888,544	$—

Schedule of maturities of long-term debt

Year ending December 31,	Amount
2021	$—
2022	200,000
2023	2,940,000
$3,140,000

10% Warrants
Class of Warrant or Right [Line Items]
Summary of underlying assumptions used in the binomial lattice model to determine the fair value of Warrants

For purposes of determining the debt discount, the underlying assumptions used in the binomial lattice model to determine the fair value of the 10% Warrants as of December 23, 2020, were:

Current stock price	$0.53
Exercise price	$0.56
Risk-free interest rate	0.38%
Expected dividend yield	—
Expected term (in years)	5.0
Expected volatility	115%

For purposes of determining the debt discount, the underlying assumptions used in the binomial lattice model to determine the fair value of the 10% Warrants as of February 8, 2021, were:

Current stock price	$1.12
Exercise price	$0.56
Risk-free interest rate	0.48%
Expected dividend yield	—
Expected term (in years)	5.0
Expected volatility	118%

Current stock price	$0.53
Exercise price	$0.56
Risk-free interest rate	0.38%
Expected dividend yield	—
Expected term (in years)	5.0
Expected volatility	115%

15% Warrants
Class of Warrant or Right [Line Items]
Summary of underlying assumptions used in the binomial lattice model to determine the fair value of Warrants

Current stock price	$0.45 - 0.67
Exercise price	$0.45
Risk-free interest rate	0.68 - 1.62%
Expected dividend yield	—
Expected term (in years)	0.83 - 3.06
Expected volatility	112 - 119%

Current stock price	$0.45 - 0.67
Exercise price	$0.45
Risk-free interest rate	0.68 - 1.62%
Expected dividend yield	—
Expected term (in years)	0.83 - 3.06
Expected volatility	112 - 119%

12% Warrants
Class of Warrant or Right [Line Items]
Summary of underlying assumptions used in the binomial lattice model to determine the fair value of Warrants

Current stock price	$0.82 - 0.92
Exercise price	$1.30
Risk-free interest rate	1.63 - 1.68%
Expected dividend yield	—
Expected term (in years)	1.10
Expected volatility	124%

8.5% Warrants
Class of Warrant or Right [Line Items]
Summary of underlying assumptions used in the binomial lattice model to determine the fair value of Warrants

Current stock price	$4.18
Exercise price	$2.35
Risk-free interest rate	2.46%
Expected dividend yield	—
Expected term (in years)	2.0
Expected volatility	134%
Number of iterations	5